Land Use Rights, Net - Schedule of Land Use Rights (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets are Amortized [Abstract]
Land use rights, cost	$ 903,791	$ 890,906
Less: accumulated amortization	(173,912)	(153,646)
Land use rights, net	$ 729,879	$ 737,260